UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-02945
                                                     ---------

                          Centennial Money Market Trust
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--26.6%
----------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.1%
Barclays Bank plc, New York, 3.06%, 5/23/08                 $     30,500,000           $     30,500,000
----------------------------------------------------------------------------------------------------------
Citibank NA, 3.04%, 5/29/08                                       45,000,000                 45,000,000
----------------------------------------------------------------------------------------------------------
HSBC Bank USA NA:
2.33%, 8/25/08                                                   130,000,000                130,000,000
2.66%, 9/5/08                                                    127,000,000                127,000,000
3%, 5/27/08                                                       23,400,000                 23,400,000
3.01%, 4/21/08                                                   200,000,000                200,000,000
4.23%, 4/10/08                                                    36,000,000                 36,000,267
----------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA, 3.25%, 4/23/08                           334,550,000                334,550,000
                                                                                       -------------------
                                                                                            926,450,267
----------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--22.5%
Abbey National Treasury Services plc, Stamford, CT:
2.85%, 5/19/08                                                   200,000,000                200,000,000
2.87%, 5/19/08                                                    50,000,000                 50,000,000
----------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano SA, 2.91%, 6/6/08                100,000,000                100,000,000
----------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, Houston, TX, 3%, 4/16/08                    215,000,000                215,000,000
----------------------------------------------------------------------------------------------------------
Bank of Nova Scotia, Portland, OR, 3.25%, 4/28/08                 50,000,000                 50,003,700
----------------------------------------------------------------------------------------------------------
Bank of Scotland plc, New York, 3.01%, 5/15/08                    63,000,000                 63,000,000
----------------------------------------------------------------------------------------------------------
Barclays Bank plc, New York:
2.45%, 6/13/08                                                    80,000,000                 80,000,000
4.38%, 4/8/08                                                     14,000,000                 14,000,000
4.87%, 4/24/08                                                   244,000,000                244,000,000
5.07%, 4/18/08                                                   127,000,000                127,000,000
5.16%, 4/2/08                                                     89,900,000                 89,900,000
----------------------------------------------------------------------------------------------------------
BNP Paribas, New York:
2.55%, 6/23/08                                                   133,500,000                133,500,000
2.70%, 6/17/08                                                   150,000,000                150,000,000
2.91%, 6/4/08                                                    164,000,000                164,000,000
2.92%, 5/19/08                                                    50,000,000                 50,000,000
4.56%, 4/2/08                                                     19,000,000                 19,000,000
----------------------------------------------------------------------------------------------------------
Deutsche Bank AG, New York:
3.80%, 4/17/08                                                    45,000,000                 45,000,000
4.30%, 4/7/08                                                    115,000,000                115,000,000
----------------------------------------------------------------------------------------------------------
Fortis Bank SA/NV, New York:
2.57%, 6/17/08                                                   140,000,000                140,000,000
3.02%, 4/14/08                                                    75,000,000                 75,000,000
3.05%, 5/28/08                                                    50,000,000                 50,000,000
3.20%, 4/25/08                                                   166,200,000                166,200,000
4.15%, 4/10/08                                                   100,000,000                100,000,000
4.30%, 4/4/08                                                    100,000,000                100,000,000
----------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford, CT,
3.84%, 4/18/08                                                    83,000,000                 83,000,000
----------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
2.98%, 4/21/08                                                   182,000,000                182,000,000
2.98%, 5/1/08                                                    100,000,000                100,000,000
3%, 5/7/08                                                        92,000,000                 92,000,000
----------------------------------------------------------------------------------------------------------
Rabobank Nederland NV, New York:
2.85%, 5/19/08                                                   150,000,000                150,000,000
2.86%, 5/19/08                                                   250,000,000                250,000,000
3%, 4/7/08                                                       155,000,000                155,000,000

                      1  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
3.07%, 4/1/08                                               $     51,000,000           $     51,000,000
----------------------------------------------------------------------------------------------------------
Royal Bank of Canada, New York:
3%, 5/14/08                                                       85,000,000                 85,000,000
3%, 5/15/08                                                      100,000,000                100,000,000
3%, 5/19/08                                                      100,000,000                100,000,000
3.81%, 4/16/08                                                   150,000,000                150,000,000
----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 2.70%, 6/12/08                 277,500,000                277,500,000
----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York:
2.65%, 6/23/08                                                    74,000,000                 74,000,848
2.995%, 5/29/08                                                  215,000,000                215,000,000
3.885%, 4/15/08                                                   15,000,000                 15,000,000
----------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 4.60%, 4/3/08                   284,500,000                284,500,000
----------------------------------------------------------------------------------------------------------
UBS AG, Stamford, CT:
2.57%, 4/14/08                                                   200,000,000                200,000,000
4.17%, 4/9/08                                                      7,500,000                  7,500,000
                                                                                       -------------------
                                                                                          5,112,104,548
                                                                                       -------------------
Total Certificates of Deposit (Cost $6,038,554,815)                                       6,038,554,815
----------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--26.6%
----------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc, 2.54%, 4/14/08 1                      50,000,000                 49,954,139
----------------------------------------------------------------------------------------------------------
Bank of America NA:
2.56%, 6/12/08                                                    50,000,000                 50,000,000
3%, 5/23/08                                                      100,000,000                100,000,000
4.47%, 4/4/08                                                    209,000,000                209,000,000
----------------------------------------------------------------------------------------------------------
Bank of Scotland plc:
3%, 5/15/08                                                      100,000,000                 99,633,333
3.01%, 5/6/08                                                     44,200,000                 44,070,654
3.01%, 5/8/08                                                    190,000,000                189,413,242
3.015%, 5/16/08                                                   58,000,000                 57,781,413
3.03%, 5/1/08                                                     87,000,000                 86,780,325
3.05%, 5/21/08                                                    78,000,000                 77,669,583
----------------------------------------------------------------------------------------------------------
Danske Corp.:
2.56%, 6/18/08 1                                                 193,600,000                192,526,165
2.64%, 5/19/08 1                                                 250,000,000                249,120,000
----------------------------------------------------------------------------------------------------------
Dexia Delaware LLC:
2.70%, 5/19/08                                                   170,000,000                169,388,000
3.03%, 4/21/08                                                   117,000,000                116,803,050
4.07%, 4/9/08                                                     58,000,000                 57,947,542
----------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA:
2.65%, 6/11/08 1                                                  74,290,000                 73,899,542
2.65%, 6/16/08 1                                                  27,710,000                 27,554,978
2.80%, 4/30/08 1                                                  29,500,000                 29,433,461
2.94%, 4/16/08                                                    26,000,000                 25,965,875
3%, 5/28/08                                                       15,100,000                 15,028,275
3.35%, 4/8/08                                                      5,200,000                  5,196,613
3.86%, 5/13/08                                                    33,000,000                 32,851,390
4.25%, 4/9/08                                                     20,000,000                 19,981,111
4.45%, 4/7/08                                                     40,000,000                 39,970,333
4.54%, 4/4/08                                                    125,000,000                124,952,708
----------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
3.03%, 5/19/08 1                                                 117,500,000                117,025,300

                      2  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
3.04%, 5/28/08 1                                            $     13,000,000           $     12,937,427
3.07%, 5/5/08 1                                                   25,500,000                 25,426,064
3.14%, 4/18/08 1                                                  50,000,000                 49,925,861
3.815%, 4/9/08 1                                                  98,500,000                 98,416,494
----------------------------------------------------------------------------------------------------------
HSBC USA, Inc.:
2.67%, 8/25/08                                                    50,000,000                 49,458,583
2.93%, 5/14/08                                                    75,000,000                 74,737,521
2.98%, 5/15/08                                                    75,000,000                 74,726,833
3%, 6/3/08                                                        70,500,000                 70,129,875
----------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 2.70%, 5/19/08                              300,000,000                298,920,000
----------------------------------------------------------------------------------------------------------
National Australia Funding (Delaware), Inc.:
2.54%, 6/12/08 1                                                 100,000,000                 99,492,000
2.89%, 5/21/08 1                                                 200,000,000                199,197,222
2.995%, 4/11/08 1                                                100,000,000                 99,916,806
----------------------------------------------------------------------------------------------------------
Nordea North America, Inc.:
2.70%, 5/19/08                                                   350,000,000                348,740,000
3.01%, 4/25/08                                                   115,700,000                115,467,829
----------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 3.944%, 7/21/08 2,3                  125,000,000                125,029,557
----------------------------------------------------------------------------------------------------------
Santander Central Hispano Finance (Delaware), Inc.,
2.58%, 7/31/08                                                    47,000,000                 46,592,432
----------------------------------------------------------------------------------------------------------
Scotiabanc, Inc.:
3.01%, 5/12/08 1                                                   7,000,000                  6,976,004
4.55%, 4/3/08 1                                                   39,000,000                 38,990,142
----------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB:
2.60%, 6/17/08 1                                                  10,000,000                  9,944,389
3.82%, 4/15/08 1                                                  41,500,000                 41,438,349
----------------------------------------------------------------------------------------------------------
Societe Generale North America, Inc.:
2.90%, 4/17/08                                                   199,000,000                198,679,276
2.90%, 4/23/08                                                    58,000,000                 57,866,552
3%, 4/14/08                                                       30,000,000                 29,967,500
4.57%, 4/3/08                                                      8,900,000                  8,897,740
----------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc.:
3%, 5/20/08 1                                                    217,000,000                216,113,917
4.40%, 4/9/08 1                                                  197,000,000                196,807,378
----------------------------------------------------------------------------------------------------------
Suntrust Bank, 4.809%, 4/2/08 3                                   38,430,000                 38,430,113
----------------------------------------------------------------------------------------------------------
Swedbank AB:
2.78%, 5/19/08                                                   200,000,000                199,258,667
2.78%, 5/22/08                                                    25,500,000                 25,399,573
----------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB:
2.70%, 5/19/08                                                   135,000,000                134,514,000
3.05%, 4/4/08                                                    100,000,000                 99,974,583
----------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 2.925%, 6/20/08 1          10,000,000                  9,935,000
----------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
2.45%, 4/14/08                                                   100,000,000                 99,911,528
2.95%, 4/7/08                                                     30,000,000                 29,985,250
4.385%, 4/3/08                                                    32,000,000                 31,992,204
----------------------------------------------------------------------------------------------------------
US Bank NA:
2.65%, 8/25/08                                                   200,000,000                200,000,000
2.70%, 9/8/08                                                    150,000,000                150,000,000
----------------------------------------------------------------------------------------------------------
Wachovia Bank NA, 2.645%, 6/27/08 3                               43,850,000                 43,851,887
----------------------------------------------------------------------------------------------------------

                      3  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 3.16%, 4/7/08 1                     $    116,000,000           $    115,939,062
                                                                                       -------------------
Total Direct Bank Obligations (Cost $6,035,934,650)                                       6,035,934,650
----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--45.8%
----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.2%
Amsterdam Funding Corp.:
3.05%, 4/2/08 1                                                  250,000,000                249,975,278
3.90%, 4/3/08 1                                                   70,000,000                 69,984,833
----------------------------------------------------------------------------------------------------------
Chariot Funding LLC:
3.07%, 4/24/08 2                                                  80,034,000                 79,868,397
3.07%, 5/7/08 2                                                  221,801,000                221,120,071
3.10%, 5/21/08 2                                                 179,000,000                178,229,306
----------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC:
2.55%, 6/23/08                                                   110,000,000                109,353,292
3.25%, 4/22/08                                                    59,224,000                 59,111,721
----------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 3.35%, 4/30/08                               200,000,000                199,460,278
----------------------------------------------------------------------------------------------------------
Gemini Securitization Corp.:
2.60%, 6/11/08 1                                                  40,000,000                 39,794,889
2.75%, 6/23/08 1                                                 100,000,000                 99,365,972
2.80%, 6/19/08 1                                                  29,356,000                 29,181,110
3.10%, 5/12/08 1                                                  60,000,000                 59,790,160
3.10%, 5/28/08 1                                                 122,800,000                122,197,257
3.20%, 4/23/08 1                                                  50,000,000                 49,902,222
3.88%, 4/18/08 1                                                  22,700,000                 22,658,409
----------------------------------------------------------------------------------------------------------
Gotham Funding Corp.:
2.75%, 5/19/08 1                                                 118,000,000                117,567,333
2.80%, 6/18/08 1                                                  19,676,000                 19,556,632
2.85%, 6/23/08 1                                                  50,000,000                 49,671,458
2.85%, 6/24/08 1                                                  30,000,000                 29,800,500
3.23%, 5/29/08 1                                                 100,000,000                 99,484,444
3.25%, 4/15/08 1                                                  77,780,000                 77,681,695
3.25%, 4/16/08 1                                                  12,000,000                 11,983,750
----------------------------------------------------------------------------------------------------------
GOVCO, Inc.:
2.60%, 6/5/08 1                                                   75,000,000                 74,647,917
2.65%, 6/13/08 1                                                  45,000,000                 44,758,188
2.80%, 5/19/08 1                                                  46,500,000                 46,326,400
3.02%, 5/14/08 1                                                 150,000,000                149,458,917
3.15%, 4/18/08 1                                                  72,000,000                 71,892,900
----------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp., 3.12%, 4/21/08 1                        67,000,000                 66,883,867
----------------------------------------------------------------------------------------------------------
Legacy Capital LLC:
3.28%, 5/8/08                                                     68,500,000                 68,269,079
3.28%, 5/9/08                                                    100,000,000                 99,653,778
3.30%, 6/4/08                                                    119,523,000                118,821,798
3.50%, 4/7/08                                                     76,607,000                 76,562,313
----------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
3.28%, 5/8/08 1                                                   75,000,000                 74,747,167
3.32%, 4/23/08 1                                                 100,000,000                 99,797,111
3.35%, 6/20/08 1                                                  93,000,000                 92,307,667

                      4  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
-----------------------------------------------------------------------------------------------------------
4%, 4/25/08 1                                               $    142,500,000           $    142,120,000
----------------------------------------------------------------------------------------------------------
New Center Asset Trust:
3.20%, 5/22/08                                                   143,000,000                142,351,733
3.50%, 4/28/08                                                    60,000,000                 59,842,500
3.50%, 5/12/08                                                   163,500,000                162,848,271
3.60%, 5/2/08                                                     58,000,000                 57,820,200
----------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
3.13%, 4/8/08 1                                                   58,503,000                 58,467,394
3.20%, 4/18/08 1                                                  20,000,000                 19,969,778
3.26%, 4/21/08 1                                                 141,120,000                140,864,416
----------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC:
2.80%, 6/18/08                                                   100,000,000                 99,393,333
3.10%, 4/7/08                                                     75,396,000                 75,357,045
3.15%, 5/6/08                                                     50,000,000                 49,846,875
3.25%, 4/22/08                                                    50,416,000                 50,320,420
3.82%, 4/18/08                                                    50,000,000                 49,909,806
----------------------------------------------------------------------------------------------------------
Ranger Funding Co. LLC:
3.23%, 4/17/08 2                                                 185,000,000                184,734,422
3.28%, 4/25/08 2                                                 104,018,000                103,790,547
3.45%, 4/11/08 2                                                 127,390,000                127,267,918
----------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
2.75%, 6/19/08 1                                                  20,000,000                 19,879,306
2.80%, 6/23/08 1                                                  66,000,000                 65,573,933
3.10%, 4/28/08 1                                                  37,000,000                 36,913,975
3.15%, 4/23/08 1                                                  77,261,000                 77,112,273
3.25%, 4/18/08 1                                                  73,500,000                 73,387,198
3.90%, 4/4/08 1                                                   45,300,000                 45,285,278
3.90%, 4/14/08 1                                                 100,000,000                 99,859,167
4.31%, 4/10/08 1                                                  29,324,000                 29,292,403
----------------------------------------------------------------------------------------------------------
Windmill Funding Corp.:
3.05%, 4/2/08 1                                                   96,000,000                 95,991,867
3.14%, 4/10/08 1                                                 100,000,000                 99,921,500
3.19%, 4/21/08 1                                                  41,500,000                 41,426,453
4.22%, 4/4/08 1                                                   32,500,000                 32,488,571
4.45%, 4/8/08 1                                                   12,000,000                 11,989,617
----------------------------------------------------------------------------------------------------------
Yorktown Capital LLC:
3.28%, 4/24/08 1                                                  58,516,000                 58,393,376
4.12%, 4/11/08 1                                                 109,380,000                109,254,821
                                                                                       -------------------
                                                                                          5,501,540,505
----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Banc of America Securities LLC, 3.08%, 4/1/08 3                  180,000,000                180,000,000
----------------------------------------------------------------------------------------------------------
BNP Paribas Finance, Inc.:
2.665%, 8/12/08                                                  180,000,000                178,227,775
4.145%, 4/9/08                                                    44,000,000                 43,959,471
----------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc.:
3.07%, 8/13/08 3                                                 175,000,000                175,000,000

                      5  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
3.125%, 5/5/08                                              $     50,000,000           $     49,852,431
                                                                                       -------------------
                                                                                            627,039,677
----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp., 2.99%, 5/1/08                             105,400,000                105,137,378
----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 3.05%, 4/24/08                              24,000,000                 23,953,233
                                                                                       -------------------
                                                                                            129,090,611
----------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.6%
Caterpillar Financial Services Corp., Series F:
3.20%, 11/26/08 3                                                 70,000,000                 70,000,000
3.998%, 4/17/08 3                                                 35,000,000                 35,000,435
----------------------------------------------------------------------------------------------------------
SDB Capital LLC, Series 2006A, 2.93%, 4/1/08 3                    30,765,000                 30,765,000
                                                                                       -------------------
                                                                                            135,765,435
----------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.0%
American Express Credit Corp.:
2.53%, 6/13/08                                                   145,000,000                144,256,110
3.05%, 5/27/08                                                   158,500,000                157,748,006
4.08%, 4/10/08                                                   160,000,000                159,836,800
                                                                                       -------------------
                                                                                            461,840,916
----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.7%
General Electric Capital Corp.:
2.46%, 6/23/08                                                   285,000,000                283,401,651
3.88%, 5/12/08                                                     7,400,000                  7,367,300
----------------------------------------------------------------------------------------------------------
General Electric Capital Services:
2.64%, 6/23/08                                                   250,000,000                248,478,333
3%, 5/7/08                                                       141,000,000                140,577,000
3.20%, 7/21/08                                                   102,000,000                100,993,600
4.24%, 4/10/08                                                    80,000,000                 79,915,200
----------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
2.35%, 6/23/08 4                                                 100,000,000                 99,458,194
3%, 5/1/08 4                                                     100,000,000                 99,750,000
3%, 5/9/08 4                                                     245,000,000                244,224,167
                                                                                       -------------------
                                                                                          1,304,165,445
----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business Finance Corp. Revenue Bonds, Signal
International LLC Project, Series 2004A, 2.77%, 4/1/08 3          12,800,000                 12,800,000
----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Nestle Capital Corp., 3.84%, 5/9/08 1                            278,000,000                276,873,173
----------------------------------------------------------------------------------------------------------
INSURANCE--1.8%
ING America Insurance Holdings, Inc.:
2.60%, 6/20/08                                                   130,000,000                129,255,000
2.72%, 6/16/08                                                     9,000,000                  8,948,320
2.75%, 6/23/08                                                    50,000,000                 49,682,986
2.94%, 6/3/08                                                      7,500,000                  7,461,413
3.85%, 4/16/08                                                    42,500,000                 42,431,823
4.10%, 4/11/08                                                    46,000,000                 45,947,611
----------------------------------------------------------------------------------------------------------

                      6  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6,
2.908%, 5/15/08 3,4                                         $     50,000,000           $     50,000,000
----------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5,
2.918%, 9/12/08  2,3                                              69,400,000                 69,400,000
                                                                                       -------------------
                                                                                            403,127,153
----------------------------------------------------------------------------------------------------------
LEASING & FACTORING--3.4%
American Honda Finance Corp.:
3.09%, 12/10/08 2,3                                              143,500,000                143,500,000
3.145%, 8/6/08 2,3                                                52,500,000                 52,500,000
3.17%, 11/20/08 2,3                                              162,000,000                162,000,000
----------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
2.77%, 9/15/08 3                                                 125,000,000                125,000,000
3.75%, 5/16/08                                                   300,000,000                298,593,750
                                                                                       -------------------
                                                                                            781,593,750
----------------------------------------------------------------------------------------------------------
MUNICIPAL--0.1%
Chicago, IL Tax Increment Allocation Bonds, Near North
Redevelopment Project, Sr. Lien, Series 1999B, 2.75%,
4/1/08 3                                                           4,900,000                  4,900,000
----------------------------------------------------------------------------------------------------------
Intrepid Museum Foundation Revenue Bonds, Series 2006,
2.697%, 4/1/08 3                                                   7,080,000                  7,080,000
                                                                                       -------------------
                                                                                             11,980,000
----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.0%
Procter & Gamble International Funding SCA, 2.75%, 4/1/08 1       50,000,000                 50,000,000
----------------------------------------------------------------------------------------------------------
Reckitt Benckiser Treasury Services plc:
2.58%, 6/13/08 1                                                  24,000,000                 23,874,440
2.73%, 6/12/08 1                                                  45,000,000                 44,754,300
3%, 4/22/08 1                                                    114,300,000                114,081,534
3.12%, 4/21/08 1                                                 122,500,000                122,286,833
3.15%, 5/15/08 1                                                  50,000,000                 49,807,500
3.93%, 4/11/08 1                                                  41,000,000                 40,955,242
                                                                                       -------------------
                                                                                            445,759,849
----------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--1.4%
LINKS Finance LLC:
3.045%, 8/15/08 3,4                                               70,000,000                 69,992,233
3.125%, 8/6/08 3,4                                               175,000,000                174,987,918
----------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
3.874%, 7/21/08 3,4                                               50,000,000                 49,998,497
4.035%, 7/16/08 3,4                                               20,000,000                 19,999,425
                                                                                       -------------------
                                                                                            314,978,073
                                                                                       -------------------
Total Short-Term Notes (Cost $10,406,554,587)                                            10,406,554,587
----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.1%
----------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.50%, 8/6/08                            222,000,000                220,057,006


                      7  |  CENTENNIAL MONEY MARKET TRUST

Centennial Money Market Trust

STATEMENT OF INVESTMENTS   MARCH 31, 2008  / UNAUDITED
--------------------------------------------------------------------------------

                                                                   PRINCIPAL
                                                                      AMOUNT                      VALUE
----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., 2.48%, 5/19/08            $     25,000,000           $     24,916,659
                                                                                         -----------------
Total U.S. Government Agencies (Cost $244,973,665)                                          244,973,665
----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $22,726,017,717)                      100.1%           22,726,017,717
----------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.1)              (21,871,731)
                                                                        ----------------------------------
NET ASSETS                                                              100.0%        $  22,704,145,986
                                                                        ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $5,811,210,124, or 25.60% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,447,440,218 or 6.38% of the Trust's net assets as of March 31, 2008.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $808,410,434, which represents 3.56% of the Trust's net assets. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                      8  |  CENTENNIAL MONEY MARKET TRUST



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 05/14/2008

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 05/14/2008